Note 13 - Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Basic:
Numerator:
Net loss	$(806,259)	$(2,238,552)	$(2,235,799)	$(7,286,454)
Less: Net loss allocated to participating securities	169	32,415	801	144,349
Net loss attributable to stockholders	(806,090)	(2,206,137)	(2,234,998)	(7,142,105)
Preferred stock dividend	(28,980)	(75,331)	(124,509)	(117,618)
Preferred deemed dividend	(501,304)	—	(875,304)	—
	$(1,336,374)	$(2,281,468)	$(3,234,811)	$(7,259,723)
Denominator:
Weighted-average shares outstanding	81,763,478	20,176,051	56,716,084	18,536,062
Weighted-average unvested restricted shares outstanding	(17,106)	(292,164)	(20,317)	(367,211)
Denominator for basic net loss per share	81,746,372	19,883,887	56,695,767	18,168,851

Basic net loss per share attributable to common stockholders	$(0.02)	$(0.11)	$(0.06)	$(0.40)

Diluted:
Numerator:
Net loss	$(806,259)	$(2,238,552)	$(2,235,799)	$(7,286,454)
Less: Net loss allocated to participating securities	169	32,415	801	144,349
Net loss attributable to stockholders	(806,090)	(2,206,137)	(2,234,998)	(7,142,105)
Preferred stock dividend	(28,980)	(75,331)	(124,509)	(117,618)
Preferred deemed dividend	(501,304)	—	(875,304)	—
	$(1,336,374)	$(2,281,468)	$(3,234,811)	$(7,259,723)
Denominator:
Denominator for basic calculation	81,746,372	19,883,887	56,695,767	18,168,851
Weighted-average effect of dilutive stock options	—	—	—	—
Denominator for diluted net loss per share	81,746,372	19,883,887	56,695,767	18,168,851

Diluted net loss per share attributable to common stockholders	$(0.02)	$(0.11)	$(0.06)	$(0.40)

	Twelve Months Ended December 31,
	2012	2011
Basic:
Numerator:
Net loss	$(8,622,393)	$(4,631,621)
Less: Net loss allocated to participating securities	170,052	72,062
Net loss attributable to stockholders	(8,452,341)	(4,559,559)
Preferred stock dividend	(174,342)	(99,047)
Preferred deemed dividend	(362,903)	(975,460)
	$(8,989,586)	$(5,634,066)
Denominator:
Weighted-average shares outstanding	19,791,045	12,537,727
Weighted-average unvested restricted shares outstanding	(390,321)	(195,072)
Denominator for basic net loss per share	19,400,724	12,342,655

Basic net loss per share attributable to common stockholders	$(0.46)	$(0.46)

Diluted:
Numerator:
Net loss	$(8,622,393)	$(4,631,621)
Less: Net loss allocated to participating securities	170,052	72,062
Net loss attributable to stockholders	(8,452,341)	(4,559,559)
Preferred stock dividend	(174,342)	(99,047)
Preferred deemed dividend	(362,903)	(975,460)
	$(8,989,586)	$(5,634,066)
Denominator:
Denominator for basic calculation	19,400,724	12,342,655
Weighted-average effect of dilutive stock options	—	—
Denominator for diluted net loss per share	19,400,724	12,342,655

Diluted net loss per share attributable to common stockholders	$(0.46)	$(0.46)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30, 2013	December 31, 2012
Stock options outstanding	268,704	679,744
Unvested restricted stock	16,889	48,073
Warrants to purchase common stock	3,398,045	3,398,045
Preferred stock convertible into common stock	89,353,584	35,230,263

	December 31, 2012	December 31, 2011
Stock options outstanding	679,744	1,077,744
Unvested restricted stock	48,073	289,795
Warrants to purchase common stock	3,398,045	4,106,016
Preferred stock convertible into common stock	35,230,263	3,409,029